Schedule of Investments (unaudited) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%

County/City/Special District/School District — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	$395	$407,693

Arizona — 0.0%

County/City/Special District/School District — 0.0%
City of Phoenix Arizona, Refunding GO, 5.00%, 07/01/24.	5	5,016

California — 22.2%

County/City/Special District/School District — 6.5%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	504,455
California Educational Facilities Authority, RB
Series U-6, 5.00%, 05/01/45	1,260	1,531,412
Series U-7, 5.00%, 06/01/46	495	601,691
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,080,718
California Infrastructure & Economic Development Bank, RB, 4.00%, 10/01/45	1,510	1,548,636
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	1,000,063
El Camino Community College District Foundation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(a)	680	403,117
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,423,051
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	975,766
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,626,522
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(a)	995	364,501
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	285,877
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	514,092
San Diego Unified School District, GO
Series L, 4.00%, 07/01/49	1,000	999,596
Series I, Election 2012, 5.00%, 07/01/41	1,000	1,050,163
Series I, Election 2012, 5.00%, 07/01/47	2,075	2,158,089
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/51(a)	350	102,519

		16,170,268

Education — 2.9%
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	505,565
Series A, 4.00%, 11/01/38	500	502,512
Series A, 5.00%, 11/01/43	540	552,628
Series A, 5.00%, 11/01/48	1,030	1,097,182
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	975	823,186
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	626,396
Series AY, 5.00%, 05/15/32	500	534,022
Series BE, 4.00%, 05/15/47	1,000	1,005,122
Series BN, 5.00%, 05/15/41	1,000	1,139,849
Series BN, 5.00%, 05/15/42	415	470,712

		7,257,174

State — 5.2%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	965,442

Security	Par (000)	Value

State (continued)
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26(c)	$250	$262,654
Series C, 5.00%, 08/01/30	1,000	1,141,626
State of California, Refunding GO
5.00%, 10/01/24	45	45,373
5.00%, 08/01/26	540	553,663
5.00%, 08/01/27	1,000	1,047,256
5.00%, 09/01/28	1,000	1,095,741
5.00%, 08/01/31	1,000	1,051,261
5.00%, 09/01/31	565	594,964
4.00%, 09/01/32	250	254,543
5.00%, 04/01/35	1,000	1,161,759
3.00%, 10/01/37	825	773,179
5.00%, 09/01/43	1,500	1,688,558
5.00%, 12/01/43	150	150,043
3.00%, 04/01/52	1,000	775,504
5.00%, 09/01/52	1,360	1,482,728

		13,044,294

Tobacco — 1.0%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,451,652

Transportation — 2.5%
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	520,094
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,574,307
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(b)	55	54,423
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,045,323
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	961,582
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(a)
Series A, (AGM), 0.00%, 01/15/36	500	333,189
Series A, (AGM), 0.00%, 01/15/37	1,000	631,634
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,184,837

		6,305,389

Utilities — 4.1%
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,546,764
Series B-2, 5.00%, 06/01/34	1,000	1,242,412
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/44	1,500	1,501,513
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/37	1,000	1,077,988
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,550	1,736,326
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	534,723

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	$1,500	$1,468,473
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,055,818

		10,164,017

Total Municipal Bonds in California		55,392,794

Colorado — 3.6%

County/City/Special District/School District — 1.1%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,230,524
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,459,141

		2,689,665

Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,043,750

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	498,443

Transportation — 1.9%
City & County of Denver Colorado Airport System
Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,061,815
Series D, AMT, 5.50%, 11/15/29	3,000	3,360,912
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	401,331

		4,824,058

Total Municipal Bonds in Colorado		9,055,916

Connecticut — 1.4%

State — 1.2%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	1,050,163
Series A, 4.00%, 05/01/39	500	512,963
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	408,125
Series B, 4.00%, 06/15/33	850	852,123
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	254,733

		3,078,107

Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	431,613

Total Municipal Bonds in Connecticut		3,509,720

District of Columbia — 1.6%

State — 0.4%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,026,678

Security	Par (000)	Value

Transportation — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	$1,500	$1,398,514
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,463,487

		2,862,001

Total Municipal Bonds in District of Columbia		3,888,679

Florida — 2.4%

County/City/Special District/School District — 0.8%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,431,062
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	515,105

		1,946,167

Health — 0.4%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,039,052

Transportation — 1.2%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,023,901
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	871,024
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,002,827

		2,897,752

Total Municipal Bonds in Florida		5,882,971

Georgia — 2.8%

County/City/Special District/School District — 1.0%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,516,120
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,043,218

		2,559,338

State — 1.0%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	673,527
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,830,985

		2,504,512

Transportation — 0.8%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,113,231
Georgia Ports Authority, ARB, 5.25%, 07/01/52	750	827,475

		1,940,706

Total Municipal Bonds in Georgia		7,004,556

Illinois — 5.2%

County/City/Special District/School District — 0.1%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	165,456

Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,020,042

State — 2.8%
Metropolitan Pier & Exposition Authority, Refunding RB(a)
Series B, (AGM), 0.00%, 06/15/44	1,000	412,242
Series B, (AGM), 0.00%, 06/15/46	1,105	404,105

2

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	$1,000	$1,101,712
State of Illinois, GO 5.00%, 05/01/39	1,500	1,500,545
Series C, 5.00%, 11/01/29	1,000	1,060,135
Series D, 5.00%, 11/01/24	1,000	1,008,118
Series D, 5.00%, 11/01/26	500	521,416
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	511,148
Series A, 5.00%, 10/01/28	500	539,708

		7,059,129

Transportation — 1.4%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	979,244
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,049,273
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	202,240
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,022,178
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	101,064
Series A, 5.00%, 01/01/30	250	274,184

		3,628,183

Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,222,561

Total Municipal Bonds in Illinois		13,095,371

Indiana — 0.0%

Transportation — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	100,993

Kansas — 0.9%

Health — 0.3%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(b)	155	162,426
Series A, 5.00%, 03/01/47	425	433,100

		595,526

Transportation — 0.6%
State of Kansas Department of Transportation, RB 5.00%, 09/01/27	1,000	1,024,278
5.00%, 09/01/34	500	510,260

		1,534,538

Total Municipal Bonds in Kansas		2,130,064

Maryland — 2.4%

State — 1.9%
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	488,858
Series A, 5.00%, 03/15/30	1,000	1,133,052
Series A, 5.00%, 03/15/31	400	426,747

Security	Par (000)	Value

State (continued)
State of Maryland, GO (continued)
Series A, 5.00%, 06/01/33	$1,500	$1,763,834
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,023,928

		4,836,419

Transportation — 0.5%
State of Maryland Department of Transportation, ARB 4.00%, 12/15/28	405	405,036
4.00%, 11/01/29	695	696,409

		1,101,445

Total Municipal Bonds in Maryland		5,937,864

Massachusetts — 3.4%

Education — 0.7%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	593,187
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,200,832
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	75	75,636

		1,869,655

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,071,589

State — 2.3%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	751,814
Series B, 3.00%, 02/01/48	1,000	796,173
Series D, 5.00%, 11/01/31	1,000	1,169,717
Series E, 4.00%, 04/01/46	530	517,680
Series F, 5.00%, 11/01/42	1,000	1,047,155
Series G, 4.00%, 09/01/32	1,325	1,352,789

		5,635,328

Total Municipal Bonds in Massachusetts		8,576,572

Michigan — 1.4%

Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(b)	585	607,576

Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,055,236

State — 0.7%
Michigan State Building Authority, Refunding RB,
Series I, 3.00%, 10/15/51	1,000	764,352
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,080,170

		1,844,522

Total Municipal Bonds in Michigan		3,507,334

Minnesota — 0.4%

Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,078,515

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.4%

Utilities — 0.4%
Metropolitan St Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(b)	$330	$335,825
Series B, 5.00%, 05/01/45	705	717,068

Total Municipal Bonds in Missouri		1,052,893

New Jersey — 5.5%

Education — 0.4%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,034,135

Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	963,975

State — 1.1%
State of New Jersey, GO
Series A, 5.00%, 06/01/29	1,000	1,106,186
Series A, 4.00%, 06/01/31	1,500	1,622,920

		2,729,106

Transportation — 3.6%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(a)	100	94,326
Series A, 0.00%, 12/15/32(a)	250	187,518
Series AA, 5.00%, 06/15/25	150	150,348
Series AA, 4.75%, 06/15/38	280	283,447
Series AA, 3.00%, 06/15/50	1,000	765,191
Series S, 5.00%, 06/15/46	500	518,155
New Jersey Transportation Trust Fund Authority, RB, CAB(a)
Series A, 0.00%, 12/15/35	3,075	2,031,815
Series A, 0.00%, 12/15/38	530	296,085
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,036,333
Series A, 5.00%, 12/15/36	1,000	1,071,545
Series D, 5.00%, 12/15/24	250	252,308
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,076,179
Series E, 5.00%, 01/01/32	1,100	1,181,735

		8,944,985

Total Municipal Bonds in New Jersey		13,672,201

New York — 23.1%

County/City/Special District/School District — 7.2%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,432,660
Series C, 4.00%, 08/01/40	1,840	1,863,015
Series D, 5.00%, 12/01/35	500	542,996
Series D, 4.00%, 12/01/41	1,000	987,747
Series F-1, 5.00%, 03/01/43	1,000	1,083,323
Series F-1, 5.00%, 03/01/50	1,000	1,057,161
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	405,433
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	335,566
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	290,577
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.00%, 05/01/37	1,000	1,030,020
Series A1, 5.00%, 08/01/36	500	537,716
Series A1, 5.00%, 08/01/42	1,000	1,056,513

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Subordinate, 4.00%, 05/01/42	$1,000	$1,005,060
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	1,033,885
Series C-1, Subordinate, 5.00%, 02/01/32	2,285	2,662,809
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B-1, 5.00%, 11/01/30	1,400	1,598,233
New York State Urban Development Corp., RB, Class A, 4.00%, 03/15/47	1,000	959,594

		17,882,308

Education — 1.6%
New York State Dormitory Authority, RB 5.00%, 10/01/45	1,500	1,787,147
Series A, 4.00%, 07/01/41	1,000	993,501
Series A, 5.00%, 10/01/48	1,000	1,180,823

		3,961,471

State — 5.9%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,489,889
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	796,712
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/27	1,000	1,059,743
Series A, 5.00%, 03/15/28(c)	250	272,621
Series A, 4.00%, 03/15/43	500	493,220
Series A, 3.00%, 03/15/51	2,000	1,534,054
Series D, 4.00%, 02/15/47	1,000	973,109
Series E, 5.00%, 03/15/27(c)	500	532,393
Series E, 5.00%, 09/15/28(b)	5	5,461
Series E, 5.00%, 03/15/29	995	1,087,721
Series E, 3.00%, 03/15/41	1,500	1,296,157
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,000	956,690
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/27(c)	600	636,242
Series A, 5.00%, 03/15/39	1,000	1,088,758
Series E, 3.00%, 03/15/47	715	572,151
Series E, 3.00%, 03/15/50	1,130	876,312
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,007,685

		14,678,918

Transportation — 6.3%
Hudson Yards Infrastructure Corp., Refunding RB,
Series A, 5.00%, 02/15/42	910	946,061
Metropolitan Transportation Authority, RB
Series A, 4.00%, 11/15/48	500	472,040
Series D1, Sustainability Bonds, 5.00%, 11/15/44	300	317,717
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,110,550
Series D-1, Sustainability Bonds, 5.00%, 11/15/34(d)	1,000	1,002,962
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,000	1,063,802
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	986,093
Series A-3, 4.00%, 03/15/56	1,000	937,035
Series B, Subordinate, 4.00%, 01/01/50	1,000	960,056
Port Authority of New York & New Jersey, Refunding ARB
Series 194, 5.00%, 10/15/41	835	849,685

4

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 240, 5.00%, 07/15/48	$1,840	$2,015,391
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	625	624,646
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,034,762
Series A, 5.00%, 11/15/40	600	605,859
Series B, 5.00%, 11/15/38	1,000	1,047,153
Senior Lien, Sustainability Bonds, 5.00%, 11/15/28	1,605	1,768,051

		15,741,863

Utilities — 2.1%
New York City Municipal Water Finance Authority, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,038,168
Series DD-1, 4.00%, 06/15/49	1,000	967,364
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 5.00%, 06/15/39	420	420,965
Series EE, 5.00%, 06/15/36	1,000	1,024,679
New York Power Authority, RB, (AGM), 4.00%, 11/15/52	1,000	970,658
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	969,820

		5,391,654

Total Municipal Bonds in New York		57,656,214

North Carolina — 0.7%

Housing — 0.4%
North Carolina Housing Finance Agency, RB, S/F
Housing, Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,000	1,039,490

Transportation(a) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	500	350,081
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	323,332

		673,413

Total Municipal Bonds in North Carolina		1,712,903

Ohio — 1.7%

County/City/Special District/School District — 0.4%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,110,758

Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	1,000	1,072,754

Utilities — 0.9%
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 5.00%, 12/01/28	2,000	2,128,709

Total Municipal Bonds in Ohio		4,312,221

Pennsylvania — 4.3%

Health — 0.8%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,033,794
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,047,068

		2,080,862

Security	Par (000)	Value

Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 4.50%, 10/01/38	$1,000	$1,032,210

State — 1.4%
Commonwealth of Pennsylvania, GO 5.00%, 10/01/31	1,000	1,161,736
Series 1, 5.00%, 03/15/29	1,000	1,011,802
Commonwealth of Pennsylvania, Refunding GO, Series 1, 5.00%, 01/01/28	1,105	1,165,335

		3,338,873

Transportation — 1.7%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	135,200
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	257,925
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	1,000	1,008,730
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,038,005
Series 1, Subordinate, 5.00%, 12/01/39	875	985,611
Series A, Subordinate, 4.00%, 12/01/46	425	414,571
Series A, Subordinate, 4.00%, 12/01/50	480	457,740

		4,297,782

Total Municipal Bonds in Pennsylvania		10,749,727

South Carolina — 0.4%

Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	742,291
Series B, 5.00%, 12/01/51	305	316,619

Total Municipal Bonds in South Carolina		1,058,910

Tennessee — 0.4%

Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	909,028

Texas — 7.4%

County/City/Special District/School District — 0.8%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	427,667
County of Williamson Texas, GO, 4.00%, 02/15/26	1,000	1,016,820
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	580,490

		2,024,977

Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,017,494

Transportation — 4.3%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,024,414
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,020,828
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(a)	270	215,495
Series C, 5.00%, 08/15/37	1,000	1,003,378
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,082,729
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,306,849

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	$500	$478,446
North Texas Tollway Authority, Refunding RB Series A, 5.00%, 01/01/38	1,000	1,055,657
Series A, 5.00%, 01/01/43	1,815	1,888,452
Series B, 5.00%, 01/01/34	1,000	1,010,207
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	495,050

		10,581,505

Utilities — 1.9%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,016,585
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	955,485
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	516,512
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,200,230
Series B, 5.00%, 04/15/49	1,000	1,048,862

		4,737,674

Total Municipal Bonds in Texas		18,361,650

Utah — 0.5%

State — 0.5%
State of Utah, GO, Series B, 5.00%, 07/01/25	1,290	1,318,459

Virginia — 1.9%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	807,381
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,020,073

		1,827,454

Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	996,952

Transportation — 0.6%
Virginia Commonwealth Transportation Board, Refunding RB 5.00%, 03/15/27	285	302,359
Series A, 5.00%, 05/15/31	1,000	1,074,674

		1,377,033

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	516,551

Total Municipal Bonds in Virginia		4,717,990

Washington — 2.6%

Health — 0.9%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,192,410

Security	Par (000)	Value

State — 0.9%
State of Washington, Refunding GO Series B, 5.00%, 07/01/30	$1,000	$1,030,364
Series R, 5.00%, 08/01/35	1,000	1,192,007

		2,222,371

Transportation — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series S-1, Sustainability Bonds, 5.00%, 11/01/46	1,000	1,173,686
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	928,002

		2,101,688

Total Municipal Bonds in Washington		6,516,469

Wisconsin — 1.2%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,019,986

State — 0.8%
State of Wisconsin, Refunding GO 5.00%, 11/01/27	770	818,418
Series 2, 5.00%, 11/01/26	980	1,029,289

		1,847,707

Total Municipal Bonds in Wisconsin		2,867,693

Total Long-Term Investments — 98.0% (Cost: $248,968,465)		244,480,416

	Shares
Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.48%(e)(f)	3,542,438	3,542,793

Total Short-Term Securities — 1.4%
(Cost: $3,542,707)		3,542,793

Total Investments — 99.4%
(Cost: $252,511,172)		248,023,209
Other Assets Less Liabilities — 0.6%		1,608,988

Net Assets — 100.0%		$249,632,197

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,355,327	$187,465	(a)	$—	$71	$(70)	$3,542,793	3,542,438	$16,549	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$244,480,416	$—	$244,480,416
Short-Term Securities
Money Market Funds	3,542,793	—	—	3,542,793

	$3,542,793	$244,480,416	$—	$248,023,209

Portfolio Abbreviation

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.

Portfolio Abbreviation (continued)

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
RB	Revenue Bond
S/F	Single-Family
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Municipal Bond Index Fund

Portfolio Abbreviation (continued)

ST	Special Tax

8